Portfolio of Investments
Columbia International Dividend Income Fund, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Australia 0.9%
carsales.com Ltd.	298,266	4,475,102
Canada 8.7%
Brookfield Asset Management, Inc.	196,348	9,880,382
Canadian National Railway Co.	56,949	6,411,211
Manulife Financial Corp.	396,202	8,277,918
Ritchie Bros. Auctioneers, Inc.	60,223	3,597,278
Suncor Energy, Inc.	397,341	9,176,618
TC Energy Corp.	147,260	7,522,383
Total		44,865,790
China 4.3%
NetEase, Inc., ADR	86,233	10,169,458
Ping An Insurance Group Co. of China Ltd., Class H	1,075,000	11,742,413
Total		21,911,871
Denmark 2.6%
Novo Nordisk A/S, Class B	98,019	7,738,203
Tryg AS	245,691	5,834,613
Total		13,572,816
Finland 1.1%
UPM-Kymmene OYJ	142,372	5,436,605
France 7.5%
BNP Paribas SA	222,485	15,317,005
L’Oreal SA	21,358	9,669,188
Schneider Electric SE	38,750	6,167,436
VINCI SA	65,990	7,501,274
Total		38,654,903
Germany 10.0%
Adidas AG	17,738	6,468,791
Deutsche Telekom AG, Registered Shares	661,135	13,759,646
E.ON SE	727,096	8,842,527
Evonik Industries AG	180,678	6,487,189
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	31,132	8,961,009
Vantage Towers AG(a)	213,064	6,965,797
Total		51,484,959
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 2.2%
Hong Kong Exchanges and Clearing Ltd.	62,500	3,846,413
Sands China Ltd.(a)	1,657,200	7,573,237
Total		11,419,650
Indonesia 2.7%
PT Bank Rakyat Indonesia Persero Tbk	25,540,300	7,277,473
PT Telekomunikasi Indonesia Persero Tbk	28,709,300	6,582,411
Total		13,859,884
Ireland 2.2%
CRH PLC	219,207	11,468,238
Japan 6.9%
Japan Exchange Group, Inc.	286,000	6,666,929
Rohm Co., Ltd.	61,900	5,798,706
Sekisui Chemical Co., Ltd.	187,600	3,270,755
Tokyo Electron Ltd.	10,900	4,782,363
Toyota Motor Corp.	177,500	14,730,525
Total		35,249,278
Jersey 0.7%
Amcor PLC	291,828	3,434,534
Netherlands 4.6%
Akzo Nobel NV	71,865	9,175,320
ING Groep NV	516,119	7,222,106
Koninklijke Philips NV	129,627	7,324,751
Total		23,722,177
Norway 1.9%
Equinor ASA	453,882	9,874,495
Singapore 3.0%
DBS Group Holdings Ltd.	664,000	15,256,472
South Korea 3.5%
Samsung Electronics Co., Ltd.	248,888	17,865,241
Spain 3.9%
Iberdrola SA	675,087	9,305,398
Industria de Diseno Textil SA	277,445	10,782,999
Total		20,088,397
Columbia International Dividend Income Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia International Dividend Income Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 1.1%
Sandvik AB	219,284	5,829,151
Switzerland 7.5%
Nestlé SA, Registered Shares	107,776	13,312,296
Novartis AG, ADR	135,907	12,011,461
Roche Holding AG, Genusschein Shares	22,587	7,906,617
SGS SA, Registered Shares	1,625	5,076,907
Total		38,307,281
Taiwan 4.5%
Eclat Textile Co., Ltd.	174,000	4,070,799
MediaTek, Inc.	185,000	6,391,211
Taiwan Semiconductor Manufacturing Co., Ltd.	585,000	12,420,829
Total		22,882,839
United Kingdom 16.7%
Anglo American PLC	298,829	13,265,999
BAE Systems PLC	1,237,643	9,217,858
BT Group PLC(a)	3,804,090	9,416,293
Diageo PLC	211,880	10,217,591
Experian PLC	180,737	6,924,742
Common Stocks (continued)
Issuer	Shares	Value ($)
GlaxoSmithKline PLC	429,894	8,199,725
Linde PLC	27,419	8,259,058
Reckitt Benckiser Group PLC	100,859	9,097,334
RELX PLC	96,513	2,528,901
Unilever PLC	144,925	8,691,520
Total		85,819,021
United States 0.8%
TE Connectivity Ltd.	28,978	3,931,735
Total Common Stocks (Cost $397,523,484)		499,410,439

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(b),(c)	12,165,260	12,164,044
Total Money Market Funds (Cost $12,164,044)		12,164,044
Total Investments in Securities (Cost $409,687,528)		511,574,483
Other Assets & Liabilities, Net		1,745,259
Net Assets		$513,319,742

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	—	83,073,729	(70,909,685)	—	12,164,044	(1,188)	4,888	12,165,260
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia International Dividend Income Fund | Quarterly Report 2021

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3QT154_08_L01_(07/21)